UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             NCF Investment Department of New Covenant Trust Company, N.A.
Address:          200 East 12th Street
                  Jeffersonville, IN  47130


Form 13F File Number: 028-10338


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            George Rue
Title:           Senior Vice President
Phone:           (502) 569-5770


Signature, Place, and Date of Signing:

 /s/ George Rue                         Jeffersonville, IN             5/14/2007
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-00096        Capital Guardian Trust Co.
28-03697        Sound Shore Management, Inc.
28-04557        Wellington Management Co.
28-05621        Santa Barbara Asset Management
28-05179        Mazama Capital Management, Inc.
28-00776        Wachovia Corp. New

Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings as sub-investment advisers to the New Covenant Funds, a registered investment company for which the Reporting Manager serves as investment adviser.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      47
                                                  -----------------------

Form 13F Information Table Value Total:              $ 15,033 (x$1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

            NCF Investment Department of New Covenant Trust Company, N.A.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole    Shared   None

Adobe Sys Inc                 COM       00724F101      339          8,138      SH       SOLE                    8,138
Aetna Inc New                 COM       00817Y108      368          8,409      SH       SOLE                    8,409
Alcoa Inc                     COM       013817101      275          8,116      SH       SOLE                    8,116
Allstate Corp                 COM       020002101      345          5,736      SH       SOLE                    5,736
Ameren Corp                   COM       023608102      285          5,670      SH       SOLE                    5,670
American Intl Group Inc       COM       026874107      276          4,113      SH       SOLE                    4,113
Amgen Inc                     COM       031162100      239          4,277      SH       SOLE                    4,277
Anadarko Pete Corp            COM       032511107      248          5,760      SH       SOLE                    5,760
Apple Inc                     COM       037833100      310          3,340      SH       SOLE                    3,340
Bank of America
   Corporation                COM       060505104      334          6,556      SH       SOLE                    6,556
Bank New York Inc             COM       064057102      327          8,064      SH       SOLE                    8,064
Becton Dickinson & Co         COM       075887109      427          5,548      SH       SOLE                    5,548
Bed Bath & Beyond Inc         COM       075896100      327          8,158      SH       SOLE                    8,158
Burlington Northn
   Santa Fe C                 COM       12189T104      344          4,273      SH       SOLE                    4,273
Caterpillar Inc               COM       149123101      306          4,569      SH       SOLE                    4,569
CIT Group Inc                 COM       125581108      282          5,334      SH       SOLE                    5,334
Citigroup Inc                 COM       172967101      351          6,846      SH       SOLE                    6,846
Conocophillips                COM       20825C104      346          5,062      SH       SOLE                    5,062
Corning Inc                   COM       219350105      415         18,263      SH       SOLE                   18,263
Disney Walt Co                COM       254687106      316          9,190      SH       SOLE                    9,190
Dow Chem Co                   COM       260543103      360          7,841      SH       SOLE                    7,841
Franklin Res Inc              COM       354613101      334          2,767      SH       SOLE                    2,767
General Electric Co           COM       369604103      377         10,656      SH       SOLE                   10,656
Genworth Finl Inc             COM       37247D106      270          7,728      SH       SOLE                    7,728
Genzyme Corp                  COM       372917104      303          5,042      SH       SOLE                    5,042
Goldman Sachs Group Inc       COM       38141G104      386          1,870      SH       SOLE                    1,870
Johnson & Johnson             COM       478160104      252          4,188      SH       SOLE                    4,188
L-3 Communications
   Hldgs Inc                  COM       502424104      350          4,002      SH       SOLE                    4,002
Lowes Cos Inc                 COM       548661107      326         10,354      SH       SOLE                   10,354
Marriott Intl Inc New         CL A      571903202      295          6,030      SH       SOLE                    6,030
Microsoft Corp                COM       594918104      276          9,888      SH       SOLE                    9,888
Nabors Industries Ltd         COM       G6359F103      243          8,179      SH       SOLE                    8,179
Oracle Corp                   COM       68389X105      310         17,133      SH       SOLE                   17,133
Procter & Gamble Co           COM       742718109      434          6,866      SH       SOLE                    6,866
Qualcomm Inc                  COM       747525103      287          6,727      SH       SOLE                    6,727
St Jude Med Inc               COM       790849103      257          6,825      SH       SOLE                    6,825
Starbucks Corp                COM       855244109      254          8,090      SH       SOLE                    8,090
Texas Instrs Inc              COM       882508104      327         10,883      SH       SOLE                   10,883
United Parcel Service Inc     CL B      911312106      266          3,799      SH       SOLE                    3,799
Verizon Communications        COM       92343V104      446         11,758      SH       SOLE                   11,758
Wachovia Corp 2nd New         COM       929903102      314          5,701      SH       SOLE                    5,701
Walgreen Co                   COM       931422109      413          9,003      SH       SOLE                    9,003
Weatherford International Lt  COM       G95089101      299          6,621      SH       SOLE                    6,621
Whole Foods Mkt Inc           COM       966837106      222          4,950      SH       SOLE                    4,950
Wyeth                         COM       983024100      319          6,383      SH       SOLE                    6,383
Xcel Energy Inc               COM       98389B100      289         11,701      SH       SOLE                   11,701
Zimmer Hldgs Inc              COM       98956P102      364          4,256      SH       SOLE                    4,256